Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (596)	$ 6,623	$ 5,319
Other comprehensive income (loss), net of tax:
Net unrealized investment gains	97	0	0
Foreign currency translation adjustments	(29)	(2)	38
Net cash flow hedges	330	(10)	2
Pension and other postretirement benefits	(124)	152	13
Other comprehensive income	274	140	53
Comprehensive income (loss)	(322)	6,763	5,372
Comprehensive (income) loss attributable to noncontrolling interests	2	(1)	(2)
Comprehensive income (loss) attributable to CVS Health	$ (320)	$ 6,762	$ 5,370